Derivative financial instruments - Summary of positions with derivative financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 7,559,433	R$ 4,085,004
Assets, notional amount	733,048,921	520,217,621
Liabilities, fair value	7,819,364	3,229,236
Liabilities, notional amount	668,901,580	492,067,822
Swaps
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	777,816	1,133,768
Assets, notional amount	5,578,227	3,955,473
Liabilities, fair value	870,393	485,164
Liabilities, notional amount	6,143,671	3,420,857
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	456,724	187,392
Assets, notional amount	2,905,411	1,857,542
Liabilities, fair value	200,272	2,480
Liabilities, notional amount	3,035,011	164,209
Futures contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	26,535	21,809
Assets, notional amount	43,100,609	15,920,584
Liabilities, fair value	13,221	0
Liabilities, notional amount	44,981,642	0
Options
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	6,298,358	2,742,035
Assets, notional amount	681,464,674	498,484,022
Liabilities, fair value	6,735,478	2,741,592
Liabilities, notional amount	R$ 614,741,256	R$ 488,482,756